NATURE OF BUSINESS (Details Narrative)	12 Months Ended
Dec. 31, 2020
WeTrade Information Technology Limited [Member] | March 28 , 2019 [Member]
Management service descriptions	We provide technology services to both individual and corporate users. Through Yueshang Beijing, we provide “YCloud” service to our customer, Zhuozhou Weijiafu Information Technology Limited, or Weijiafu, a PRC technology company, which provide “YCloud” services to individual and corporate micro-business owners. The market individual micro-business owners represents a potential of 330 million users by the year of 2023